FINANCIAL INSTRUMENTS - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Financial Instrument [Abstract]
Gains (losses) recognised in profit or loss attributable to change in unrealised gains or losses for liabilities held at end of period, fair value measurement	$ 2.2	$ 25.0
Sensitivity analysis, effect on a 10 basis point increase or decrease of interest rates	$ 0.3	$ 0.3	$ 0.4